BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Realized Investment Gains (Losses) [Abstract]
Revenues (decreased) recognized that are outside the scope of IFRS 15 include realized gains and losses from derivatives	$ 6	$ 5	$ 17	$ 8
Brookfield Renewables financial instruments and new classification categories under IFRS 9 were as follows
Cash and cash equivalents	237	$ 174	237	$ 174	$ 404	$ 799	$ 336	$ 223
Trade receivables and other current assets	503		503			554
Financial instrument assets	64		64			72
Due from related parties	51		51			60
Accounts payable and accrued liabilities	454		454			542
Current Derivative Financial Liabilities	106		106			184
Long-term debt and credit facilities	10,045		10,045			$ 10,090
Amortized cost (Financial Assets) | Carrying amount IAS 39 and IFRS 9 [Member]
Brookfield Renewables financial instruments and new classification categories under IFRS 9 were as follows
Cash and cash equivalents	799		799
Restricted cash	284		284
Trade receivables and other current assets	554		554
Due from related parties	60		60
FVOCI (Financial Assets) | Carrying amount IAS 39 and IFRS 9 [Member] | Investments in equity and debt
Brookfield Renewables financial instruments and new classification categories under IFRS 9 were as follows
Financial instrument assets	159		159
FVPL (Financial Assets) | Carrying amount IAS 39 and IFRS 9 [Member] | Derivative financial instruments
Brookfield Renewables financial instruments and new classification categories under IFRS 9 were as follows
Financial instrument assets	20		20
Financial instruments designated as hedges | Carrying amount IAS 39 and IFRS 9 [Member] | Derivative financial instruments designated as hedges
Brookfield Renewables financial instruments and new classification categories under IFRS 9 were as follows
Financial instrument assets	6		6
FVPL (Financial Liabilities) | Carrying amount IAS 39 and IFRS 9 [Member] | Derivative financial instruments
Brookfield Renewables financial instruments and new classification categories under IFRS 9 were as follows
Current Derivative Financial Liabilities	145		145
Amortized cost (Financial Liabilities) | Carrying amount IAS 39 and IFRS 9 [Member]
Brookfield Renewables financial instruments and new classification categories under IFRS 9 were as follows
Due from related parties	112		112
Accounts payable and accrued liabilities	542		542
Long-term debt and credit facilities	11,766		11,766
Amortized cost (Financial Liabilities) | Carrying amount IAS 39 and IFRS 9 [Member] | Derivative financial instruments designated as hedges
Brookfield Renewables financial instruments and new classification categories under IFRS 9 were as follows
Current Derivative Financial Liabilities	$ 125		$ 125